Earnings Per Share - Summary of Earnings and Weighted Average Number of Ordinary Shares used in Calculation of Basic Earnings per Share (Parenthetical) (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Weighted average number of outstanding shares	596,026	596,026	596,026